Related party transactions (Details)				1 Months Ended					12 Months Ended
	Dec. 19, 2019 shares	Nov. 14, 2019 shares	Sep. 24, 2019 USD ($) shares	Mar. 31, 2021 shares	Sep. 30, 2020 shares	Jul. 31, 2020 shares	Jan. 31, 2020 shares	Aug. 31, 2019 shares	Dec. 31, 2020 USD ($) Employee shares	Dec. 31, 2019 USD ($) shares		Sep. 30, 2019 shares
Related party transactions [Abstract]
Number of key personnel of group | Employee									2
Compensation of key management personnel [Abstract]
Short-term employee benefits | $									$ 1,409,000	$ 1,049,000
Performance related bonus | $									1,122,000	1,286,000
Post-employment benefits | $									119,000	86,000
Share-based compensation benefits | $									2,895,000	510,000
Total compensation | $									5,545,000	2,931,000
Long Term Loan [Abstract]
Principal amount of long term loan | $									$ 87,302,000	81,610,000	[1]
Zero Cost Warrants [Abstract]
Warrants issued (in shares)			5,911,722
Equity fund raised for acquisition | $			$ 60,000,000							$ 8,000,000
Number of ordinary shares each warrant holder entitles to subscribe (in shares)									1
Number of ordinary shares issued (in shares)	1,645,105		27,541,944					4,580,288		7,346,189		2,765,901
Warrants [Member]
Zero Cost Warrants [Abstract]
Warrants issued (in shares)			5,911,722
Zero cost warrants [Member]
Zero Cost Warrants [Abstract]
Repurchase of ordinary shares (in shares)		4,864,656
Number of ordinary shares each warrant holder entitles to subscribe (in shares)		1
Warrants exercised (in shares)	1,645,105				4,229,753	4,000,000
Number of ordinary shares issued (in shares)					4,229,753	4,000,000
Aegerion [Member]
Long Term Loan [Abstract]
Principal amount of long term loan | $			$ 50,000,000
Zero Cost Warrants [Abstract]
Warrants issued (in shares)			8,065,000
Equity fund raised for acquisition | $										$ 60,000,000
Number of ordinary shares issued (in shares)			77,027,423
Aegerion [Member] | Zero cost warrants [Member]
Zero Cost Warrants [Abstract]
Warrants issued (in shares)			8,065,000
Aegerion [Member] | Convertible notes [Member]
Convertible Notes [Abstract]
Issue of convertible notes | $			$ 125,000,000
Maturity date									April 1, 2025
Annual interest rate			5.00%
Maturity period									5 years 6 months
Director [Member]
Shares Purchased by Directors [Abstract]
Shares purchased (in shares)							7,999
Chairman [Member]
Shares Purchased by Directors [Abstract]
Shares purchased (in shares)								918,273
Chairman [Member] | Subsequent Event [Member]
Shares Purchased by Directors [Abstract]
Shares purchased (in shares)				300,100

[1]	see Note 27